EMPLOYEE BENEFITS AND PAYROLL ACCRUALS (Schedule of Employee Benefits and Payroll Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Employee-related Liabilities [Abstract]
Benefits for vacation and recreation pay	$ 529	$ 573
Liability for payroll, bonuses and wages	732	1,388
Employee benefits and payroll accruals	$ 1,261	$ 1,961